Accounts Payable	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accounts Payable
19.	ACCOUNTS PAYABLE

	December 31,
	2018	2019
	RMB	RMB
Third parties	83,418	78,123
China Telecom Group	20,983	19,531
China Tower	2,850	4,312
Other telecommunications operators in the PRC	636	650

	107,887	102,616

Amounts due to China Telecom Group and China Tower are payable in accordance with contractual terms which are similar to those terms offered by third parties.